CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
NET REVENUE	$ 5,966,204	$ 2,612,202	$ 12,104,063	$ 5,185,679	$ 18,303,264	$ 10,472,751
OPERATING EXPENSES:
Direct operating costs	2,913,470	1,111,691	6,459,678	2,264,326	10,636,851	4,272,979
Selling and marketing	97,002	44,837	217,433	114,858	253,280	248,975
General and administrative	3,176,712	1,447,083	6,319,384	2,733,359	9,942,600	4,743,673
Research and development	165,248	126,113	330,175	242,541	531,676	386,109
Change in contingent consideration	(87,054)	0	(915,815)	0	(1,811,362)	0
Depreciation and amortization	1,202,381	271,078	2,361,924	541,121	2,791,368	948,531
Total operating expenses	7,467,759	3,000,802	14,772,779	5,896,205	22,344,413	10,600,267
Operating loss	(1,501,555)	(388,600)	(2,668,716)	(710,526)	(4,041,149)	(127,516)
OTHER:
Interest income	7,073	4,116	13,986	7,105	26,605	23,929
Interest expense	(43,687)	(51,448)	(85,872)	(104,161)	(183,466)	(160,065)
Other (expense) income - net	57,213	17,731	103,359	(182,154)	(134,715)	230,146
LOSS BEFORE INCOME TAXES	(1,480,956)	(418,201)	(2,637,243)	(989,736)	(4,332,725)	(33,506)
INCOME TAX PROVISION (BENEFIT)	6,422	(128,800)	16,045	(316,663)	176,525	144,490
NET LOSS	$ (1,487,378)	$ (289,401)	$ (2,653,288)	$ (673,073)	$ (4,509,250)	$ (177,996)
NET LOSS PER SHARE:
Basic and diluted loss per share (in dollars per share)	$ (0.15)	$ (0.06)	$ (0.27)	$ (0.13)	$ (0.64)	$ (0.03)
Weighted-average basic and diluted shares outstanding (in shares)	9,719,858	5,101,770	9,703,568	5,101,770	7,084,630	5,101,770